UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

                 Maxim Loomis Sayles Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                $            148,140,391
      Cash                                                                                                           9,620
      Dividends receivable                                                                                         150,147
      Subscriptions receivable                                                                                     258,905
      Receivable for investments sold                                                                            1,289,451
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total assets                                                                                             149,848,514
                                                                                                    -----------------------
                                                                                                    -----------------------

LIABILITIES:
      Due to investment adviser                                                                                    141,432
      Redemptions payable                                                                                          417,123
      Payable for investments purchased                                                                            677,354
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total liabilities                                                                                          1,235,909
                                                                                                    -----------------------
                                                                                                    -----------------------

NET ASSETS                                                                                        $            148,612,605
                                                                                                    =======================
                                                                                                    =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                               $                733,418
      Additional paid-in capital                                                                               107,278,460
      Net unrealized appreciation on investments                                                                29,404,385
      Undistributed net investment income                                                                           58,398
      Accumulated net realized gain on investments                                                              11,137,944
                                                                                                    -----------------------
                                                                                                    -----------------------

NET ASSETS                                                                                        $            148,612,605
                                                                                                    =======================
                                                                                                    =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                             $                  20.26
                                                                                                    =======================
                                                                                                    =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                               200,000,000
      Outstanding                                                                                                7,334,181

(1)  Cost of investments in securities:                                                           $            118,736,006

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                     $                 27,102
     Dividends                                                                                                     818,438
                                                                                                    -----------------------
                                                                                                    -----------------------

     Total income                                                                                                  845,540
                                                                                                    -----------------------
                                                                                                    -----------------------

EXPENSES:
     Audit fees                                                                                                      3,850
     Bank and custodial fees                                                                                        13,426
     Investment administration                                                                                      37,185
     Management fees                                                                                               722,148
     Other expenses                                                                                                 11,830
                                                                                                    -----------------------
                                                                                                    -----------------------

     Total expenses                                                                                                788,439

     Less amount reimbursed by investment adviser                                                                    1,297
                                                                                                    -----------------------
                                                                                                    -----------------------

     Net expenses                                                                                                  787,142
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INVESTMENT INCOME                                                                                               58,398
                                                                                                    -----------------------
                                                                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                           11,250,121
     Change in net unrealized appreciation on investments                                                         (844,031)
                                                                                                    -----------------------
                                                                                                    -----------------------

     Net realized and unrealized gain on investments                                                            10,406,090
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $             10,464,488
                                                                                                    =======================
                                                                                                    =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                            2004               2003
                                                                                       ---------------    ---------------
                                                                                       ----------------------------------
                                                                                           UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                           $         58,398   $        110,241
     Net realized gain on investments                                                      11,250,121          8,760,704
     Change in net unrealized appreciation on investments                                    (844,031)        30,032,743
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     Net increase in net assets resulting from operations                                  10,464,488         38,903,688
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                                     0           (111,441)
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                     44,357,975         74,440,882
     Reinvestment of distributions                                                                               111,441
     Redemptions of shares                                                                (46,100,255)       (96,593,752)
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     Net decrease in net assets resulting from share transactions                          (1,742,280)       (22,041,429)
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     Total increase in net assets                                                           8,722,208         16,750,818

NET ASSETS:
     Beginning of period                                                                  139,890,397        123,139,579
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     End of period  (1)                                                              $    148,612,605   $    139,890,397
                                                                                       ===============    ===============
                                                                                       ===============    ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                                   2,295,003          4,597,144
     Issued in reinvestment of distributions                                                                       6,463
     Redeemed                                                                              (2,398,091)        (5,951,675)
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     Net decrease                                                                            (103,088)        (1,348,068)
                                                                                       ===============    ===============
                                                                                       ===============    ===============

(1) Including undistributed net investment income                                    $         58,398   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                          Six Months Ended     Year Ended December 31,
                                          June 30, 2004    2003         2002 ~       2001 ~       2000 ~       1999 ~
                                          -------------------------   -----------  -----------  -----------   ----------
                                          -------------------------   -----------  -----------  -----------   ----------
                                                 UNAUDITED
Net Asset Value, Beginning of Period    $       18.81  $     14.02  $      17.06 $      15.96 $      13.35  $     14.48

Income from Investment Operations

Net investment income                            0.01         0.01          0.03         0.08         0.11         0.08
Net realized and unrealized gain (loss)          1.44         4.79         (2.98)        2.15         3.03        (0.22)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Income (Loss) From
    Investment Operations                        1.45         4.80         (2.95)        2.23         3.14        (0.14)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Less Distributions

From net investment income                                   (0.01)        (0.03)       (0.08)       (0.11)       (0.08)
From net realized gains                                                    (0.06)       (1.05)       (0.42)       (0.91)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Distributions                              0.00        (0.01)        (0.09)       (1.13)       (0.53)       (0.99)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Net Asset Value, End of Period          $       20.26  $     18.81  $      14.02 $      17.06 $      15.96  $     13.35
                                          ============   ==========   ===========  ===========  ===========   ==========
                                          ============   ==========   ===========  ===========  ===========   ==========


Total Return                                    7.71% o     34.28%       (14.49%)      14.36%       23.74%       (0.43%)

Net Assets, End of Period ($000)        $     148,613  $   139,890  $    123,140 $    226,496 $    170,239  $    93,088

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                      1.09% *      1.10%         1.09%        1.11%        1.16%        1.15%
    - After Reimbursement #                     1.09% *      1.10%         1.08%        1.10%        1.16%        1.14%

Ratio of Net Investment Income to
    Average Net Assets:
    - Before Reimbursement                      0.08% *      0.09%         0.32%        0.48%        0.87%        0.52%
    - After Reimbursement #                     0.08% *      0.09%         0.33%        0.49%        0.87%        0.53%

Portfolio Turnover Rate                        33.88% o     70.82%        89.28%       97.49%      122.31%      105.57%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $47,019,532 and $51,261,744, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $119,002,254. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $31,328,204 and gross depreciation of securities in which there was an excess of tax cost over value of $2,190,067, resulting in net appreciation of $29,138,137.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim Loomis Sayles Small-Cap Value Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.09%
     22,100 Allied Defense Group Inc*                                    397,137
     33,400 Moog Inc*                                                  1,239,474
     41,700 United Defense Industries Inc*                             1,459,500
                                                                      $3,096,111

AGRICULTURE --- 0.62%
     14,300 Scotts Co Class A*                                           913,484
                                                                        $913,484

AIRLINES --- 0.28%
     34,100 AMR Corp*                                                    412,951
                                                                        $412,951

AUTO PARTS & EQUIPMENT --- 1.60%
     62,600 Cooper Tire & Rubber Co                                    1,439,800
     47,400 Dana Corp                                                    929,040
                                                                      $2,368,840

AUTOMOBILES --- 0.86%
     45,000 Monaco Coach Corp                                          1,267,650
                                                                      $1,267,650

BANKS --- 4.79%
     48,639 CVB Financial Corp                                         1,059,357
     36,200 East West Bancorp Inc                                      1,111,340
     28,925 First Midwest Bancorp Inc                                  1,018,449
      1,600 Iberiabank Corp*                                              94,688
     37,400 Independent Bank Corp                                        949,960
     39,600 South Finanical Group Inc                                  1,122,264
     20,200 Texas Regional Bancshares Inc                                927,382
     16,200 Wintrust Financial Corp                                      818,262
                                                                      $7,101,702

BROADCAST/MEDIA --- 0.65%
     52,700 Saga Communications Inc Class A*                             961,775
                                                                        $961,775

BUILDING MATERIALS --- 2.53%
     12,900 Eagle Materials Inc                                          916,158
     44,000 ElkCorp                                                    1,053,360
     87,950 Lennox International Inc                                   1,591,895
      4,700 Texas Industries Inc                                         193,499
                                                                      $3,754,912

CHEMICALS --- 2.62%
     31,800 Cytec Industries Inc                                       1,445,310
     20,300 Ferro Corp                                                   541,604
     20,000 Great Lakes Chemical Corp                                    541,200
     19,000 Millennium Chemicals Inc*                                    329,080
     39,450 Spartech Corp                                              1,023,333
                                                                      $3,880,527

COMMUNICATIONS - EQUIPMENT --- 1.87%
     36,300 Andrew Corp*                                                 726,363
     49,300 CommScope Inc*                                             1,057,485
     39,700 Inter-Tel Inc                                                991,309
                                                                      $2,775,157

COMPUTER HARDWARE & SYSTEMS --- 2.40%
     51,000 Advanced Digital Info Corp*                                  494,700
     44,000 Datastream Systems Inc*                                      285,120
     49,800 Electronics for Imaging Inc*                               1,407,348
     18,600 Imation Corp                                                 792,546
      9,700 ScanSource Inc*                                              576,374
                                                                      $3,556,088

COMPUTER SOFTWARE & SERVICES --- 2.11%
     19,500 Ascential Software Corp*                                     311,805
     89,600 Aspen Technology Inc*                                        650,496
     11,000 Hyperion Solutions Corp*                                     480,920
     18,200 MRO Software Inc*                                            247,702
     46,500 MSC.Software Corp*                                           416,175
     81,900 Retek Inc*                                                   502,866
     41,900 Witness Systems Inc*                                         509,085
                                                                      $3,119,049

CONGLOMERATES --- 1.05%
     46,600 ALLETE Inc                                                 1,551,780
                                                                      $1,551,780

DISTRIBUTORS --- 0.73%
     18,350 Hughes Supply Inc                                          1,081,366
                                                                      $1,081,366

ELECTRIC COMPANIES --- 1.14%
     17,500 Black Hills Corp                                             551,250
     25,300 Texas Genco Holdings Inc                                   1,140,777
                                                                      $1,692,027

ELECTRONIC INSTRUMENT & EQUIP --- 6.45%
     39,400 Aeroflex Inc*                                                564,602
     25,325 American Power Conversion Corp                               497,636
     46,600 Ametek Inc                                                 1,439,940
     85,700 Artesyn Technologies Inc*                                    771,300
     20,300 Excel Technology Inc*                                        674,975
     30,100 Global Imaging Systems Inc*                                1,103,466
     34,900 Intermagnetics General Corp*                               1,187,647
     27,900 Orbotech Ltd*                                                567,765
     26,600 Park Electrochemical Corp                                    671,173
     13,300 Tech Data Corp*                                              520,429
     37,000 Varian Inc*                                                1,559,550
                                                                      $9,558,483

ELECTRONICS - SEMICONDUCTOR --- 1.45%
     33,600 Cohu Inc                                                     639,744
     39,900 DSP Group Inc*                                             1,086,876
     18,200 Semtech Corp*                                                428,428
                                                                      $2,155,048

ENGINEERING & CONSTRUCTION --- 1.60%
     21,100 ESCO Technologies Inc*                                     1,127,034
     34,700 Washington Group International Inc*                        1,245,383
                                                                      $2,372,417

FINANCIAL SERVICES --- 3.36%
     27,900 Independence Community Bank Corp                           1,015,560
     28,200 MacErich Co                                                1,349,934
     32,700 National Financial Partners Corp*                          1,153,329
     32,500 Nelnet Inc*                                                  576,875
     32,800 Oriental Financial Group                                     887,896
                                                                      $4,983,594

FOOD & BEVERAGES --- 1.33%
      8,500 J&J Snack Foods Corp*                                        347,055
     46,000 Ralcorp Holdings Inc*                                      1,619,200
                                                                      $1,966,255

GOLD, METALS & MINING --- 0.34%
     28,100 Allegheny Technologies Inc                                   507,205
                                                                        $507,205

HEALTH CARE RELATED --- 0.54%
     39,700 Serologicals Corp*                                           793,603
                                                                        $793,603

HOMEBUILDING --- 0.50%
     28,750 Levitt Corp*                                                 740,600
                                                                        $740,600

HOTELS/MOTELS --- 1.02%
     56,200 Fairmont Hotels & Resorts Inc                              1,514,590
                                                                      $1,514,590

HOUSEHOLD GOODS --- 0.74%
     18,350 Blyth Industries Inc                                         632,892
     24,200 Tupperware Corp                                              470,206
                                                                      $1,103,098

INSURANCE RELATED --- 5.85%
     17,200 Amerus Group Co                                              712,080
     32,100 Delphi Financial Group Inc Class A                         1,428,450
     34,600 Endurance Specialty Holdings Ltd                           1,204,080
     46,400 Ohio Casualty Corp*                                          934,032
     37,800 Platinum Underwriters Holdings Ltd                         1,150,254
     24,200 ProAssurance Corp*                                           825,462
     34,800 Protective Life Corp                                       1,345,716
     29,300 RLI Corp                                                   1,069,450
                                                                      $8,669,524

INVESTMENT BANK/BROKERAGE FIRM --- 1.85%
     17,400 Amerco Inc*                                                  413,250
     66,000 BankAtlantic Bancorp Inc Class B                           1,217,700
     20,150 CBL & Associated Properties Inc                            1,108,250
                                                                      $2,739,200

LEISURE & ENTERTAINMENT --- 1.32%
     53,490 Dover Downs Entertainment Inc                                601,763
     49,300 Party City Corp*                                             615,757
     58,300 Sunterra Corp*                                               734,580
                                                                      $1,952,100

MACHINERY --- 4.76%
     28,100 Albany International Corp Class A                            943,036
     29,500 Barnes Group Inc                                             854,910
     33,600 CLARCOR Inc                                                1,538,880
     38,600 Federal Signal Corp                                          718,346
     23,900 Harsco Corp                                                1,123,300
     37,650 IDEX Corp                                                  1,293,278
     26,100 Robbins & Myers Inc                                          585,945
                                                                      $7,057,695

MANUFACTURING --- 2.16%
     41,100 Actuant Corp Class A*                                      1,602,489
     39,700 Reliance Steel & Aluminum Co                               1,600,704
                                                                      $3,203,193

MEDICAL PRODUCTS --- 1.73%
     27,500 Analogic Corp                                              1,166,825
     25,900 Sybron Dental Specialties Inc*                               773,115
     29,800 Viasys Healthcare Inc*                                       623,118
                                                                      $2,563,058

MISCELLANEOUS --- 1.46%
     22,100 Dade Behring Holdings Inc*                                 1,050,192
     83,400 Perot Systems Corp Class A*                                1,106,718
                                                                      $2,156,910

OIL & GAS --- 4.78%
     42,200 Cal Dive International Inc*                                1,279,504
     12,700 Energy Partners Ltd*                                         194,310
     18,300 Evergreen Resources Inc*                                     739,320
    174,400 Grey Wolf Inc*                                               741,513
     39,000 Hydril Co*                                                 1,228,500
    119,900 Input/Output Inc*                                            993,971
     24,800 Patina Oil & Gas Corp                                        740,776
     25,600 Stone Energy Corp*                                         1,169,408
                                                                      $7,087,302

PHARMACEUTICALS --- 2.12%
     38,600 Andrx Group*                                               1,078,098
     30,100 Par Pharmaceutical Cos Inc*                                1,059,821
     52,650 Perrigo Co                                                   998,771
                                                                      $3,136,690

POLLUTION CONTROL --- 1.19%
     69,900 WCA Waste Corp*                                              622,110
     38,625 Waste Connections Inc*                                     1,145,618
                                                                      $1,767,728

PRINTING & PUBLISHING --- 2.29%
     36,150 Belo Corp Class A                                            970,628
     36,750 John Wiley & Sons Inc Class A                              1,176,000
     65,800 Journal Communications Inc                                 1,239,014
                                                                      $3,385,642

RAILROADS --- 0.96%
     59,775 Genesee & Wyoming Inc*                                     1,416,668
                                                                      $1,416,668

REAL ESTATE --- 5.58%
     38,500 American Home Mortgage Investment Corp REIT                  998,305
     38,700 Bedford Property Investors Inc REIT                        1,131,588
     51,300 Corporate Office Properties Trust REIT                     1,274,805
     22,600 First Potomac Realty Trust REIT                              433,242
     51,900 Highland Hospitality Corp REIT                               521,595
     55,600 LaSalle Hotel Properties REIT                              1,356,640
     40,100 Newcastle Investment Corp REIT                             1,200,995
     23,800 Ramco Gershenson Properties Trust REIT                       576,674
     52,300 Strategic Hotel Capital Inc REIT*                            768,810
                                                                      $8,262,654

RESTAURANTS --- 1.70%
     48,200 O'Charley's Inc*                                             828,558
     28,450 Sonic Corp*                                                  647,238
     57,500 Steak N Shake Co*                                          1,047,650
                                                                      $2,523,446

RETAIL --- 2.38%
     45,800 BJ's Wholesale Club Inc*                                   1,145,000
     19,400 Cost Plus Inc*                                               629,530
     44,100 Men's Wearhouse Inc*                                       1,163,799
     35,000 ShopKo Stores Inc*                                           494,900
      7,800 Smart & Final Inc                                             93,756
                                                                      $3,526,985

SAVINGS & LOANS --- 2.83%
     96,532 Bank Mutual Corp                                           1,052,199
     43,400 BankUnited Financial Corp*                                 1,119,720
     12,025 First Niagara Financial Group Inc                            144,300
     95,700 Provident Bancorp Inc                                      1,090,980
     44,500 Provident Financial Services Inc                             780,975
                                                                      $4,188,174

SPECIALIZED SERVICES --- 3.77%
     33,900 ADVO Inc                                                   1,115,988
     42,400 BISYS Group Inc*                                             596,144
     51,100 Harte-Hanks Inc                                            1,247,351
      6,700 MemberWorks Inc*                                             198,454
     43,050 RH Donnelley Corp*                                         1,883,462
     14,800 School Specialty Inc*                                        537,388
                                                                      $5,578,787

TELEPHONE & TELECOMMUNICATIONS --- 1.16%
     19,300 Commonwealth Telephone Enterprises Inc*                      864,061
     68,700 Inet Technologies Inc*                                       857,023
                                                                      $1,721,084

TEXTILES --- 0.55%
     29,700 Fossil Inc*                                                  809,325
                                                                        $809,325

TRANSPORTATION --- 2.10%
     52,500 Laidlaw International Inc*                                   680,400
     25,400 Landstar System Inc*                                       1,342,898
     36,700 Old Dominion Freight Line Inc*                             1,081,916
                                                                      $3,105,214

UTILITIES --- 2.53%
     44,100 AGL Resources Inc                                          1,281,105
     11,500 Energen Corp                                                 551,885
     50,600 ONEOK Inc                                                  1,112,694
     38,200 Southern Union Co*                                           805,256
                                                                      $3,750,940

WATER --- 0.38%
     24,000 American States Water Co                                     557,760
                                                                        $557,760

TOTAL COMMON STOCK --- 96.12%                                       $142,388,391
(Cost $112,984,006)

SHORT-TERM INVESTMENTS

  5,752,000 Fannie Mae                                                 5,752,000
                  1.217%, July 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.88%                                $5,752,000
(Cost $5,752,000)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%        $148,140,391
(Cost $118,736,006)

Legend
* Non-income Producing Security
REIT - Real Estate Investment Trust
See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004